Hire purchase liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Hire purchase liabilities

18.	Hire purchase liabilities

	2024	2023
	USD	USD

Total outstanding	7,384	19,525
Less: Interest-in-suspense	(124)	(663)

Principal outstanding	7,260	18,862
Less: Amount due within 12 months (shown under current liabilities)	(7,260)	(11,167)

	-	7,695

The interest rates implicit in these hire-purchase obligations at 4.55% (2023: 4.55%) per annum. The hire purchase payables are secured by a charge over the property, plant and equipment under hire-purchase as disclosed in Note 5.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Hire purchase liabilities

18.	Hire purchase liabilities

	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Total outstanding	3,139	12,866
Less: Interest-in-suspense	(41)	(624)

Principal outstanding	3,098	12,242
Less: Amount due within 12 months (shown under current liabilities)	(3,098)	(12,242)

	-	-

The interest rates implicit in these hire-purchase obligations at 4.55% (2023: 4.55%) per annum. The hire purchase payables are secured by a charge over the property, plant and equipment under hire-purchase as disclosed in Note 5.